Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits [abstract]
Employee benefits

Note 7    Employee benefits

7.1    Labor expenses

(in millions of euros)	Note	2020	2019	2018
Average number of employees (full-time equivalents)(1)		133,787	135,619	135,943
Wages and employee benefit expenses		(8,331)	(8,240)	(8,828)
o/w wages and salaries		(6,224)	(6,199)	(6,017)
o/w social security charges (2)		(2,118)	(2,079)	(2,068)
o/w French part-time for seniors plans	7.2	23	6	(773)
o/w capitalized costs (3)		866	848	842
o/w other labor expenses (4)		(879)	(816)	(812)
Employee profit sharing		(142)	(181)	(180)
Share-based compensation	7.3	(18)	(73)	(66)
Total in operating income		(8,490)	(8,494)	(9,074)
Net interest on the net defined liability in finance costs		(12)	(20)	(16)
Actuarial (gains)/losses in other comprehensive income		(31)	(109)	45

(1)	Of whom 34% were Orange SA's French civil servants (36% at December 31, 2019 and 40% at December 31, 2018).
(2)	Net of approximately 85 million euros for competitiveness and employment tax credit for 2018 in France.
(3)	Capitalized costs correspond to labor expenses included in the cost of assets produced by the Group (see Notes 9.4 and 9.5).
(4)	Other labor expenses comprise other short-term allowances and benefits, payroll taxes, post-employment benefits and other long term benefits (except French part-time for seniors plans).

7.2    Employee benefits

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Post-employment benefits (1)	1,149	1,105	989
Other long-term benefits	1,407	1,867	2,434
o/w French part-time for seniors plans	802	1,233	1,784
Provisions for employment termination benefits	1	2	3
Other employee-related payables and payroll taxes due	1,779	1,782	1,715
Provisions for social risks and litigation	58	59	74
Total	4,395	4,815	5,215
o/w non-current employee benefits	2,202	2,554	2,823
o/w current employee benefits	2,192	2,261	2,392

(1)	Does not include defined contribution plans.

The payments to be made in respect of post-employment benefits and other long-term benefits are presented below. These are estimated based on Group headcounts as at December 31, 2020, including rights acquired and not acquired at December 31, 2020, but for which it is assumed the rights will be acquired by the year 2040 approximately:

(in millions of euros)	Schedule of benefits to be paid, undiscounted
	2021	2022	2023	2024	2025	2026 and beyond
Post-employment benefits	68	50	38	50	54	2,622
Other long-term benefits (1)	386	279	244	138	31	27
o/w French part-time for seniors plans	305	215	192	90	15	5
Total	454	330	283	188	85	2,649

(1)	Provisions for Time Saving Account (CET) and long-term leave and long-term sick leave not included.

7.2.1  Types of post-employment benefits and other long-term benefits

In accordance with the laws and practices in force in the countries where it operates, the Group has obligations in terms of employee benefits:

–  with regard to retirement, the majority of employees are covered by defined contribution plans required by law or under national agreements. In France, civil servants employed by Orange SA are covered by the French government sponsored civil and military pension plan. Orange SA’s obligation under the plan is limited to the payment of annual contributions (French law No. 96-660 dated July 26, 1996). Consequently, Orange SA has no obligation to fund future deficits of the pension plans covering its own civil servant employees or any other civil service plans. Expenses recognized under the terms of defined contribution pension plans amounted to (729) million euros in 2020 ((724) million euros in 2019 and (828) million euros in 2018);

–  the Group is committed to a limited number of annuity-based defined-benefit plans: notably the Equant plans in the United Kingdom for 326 million euros and a plan for senior management staff in France for 196 million euros. Plan assets were transferred to these plans in the United Kingdom and in France. A few years ago, these plans were closed to new subscribers and also closed in the United Kingdom with regard to the acquisition of rights;

–  the Group is also committed to capital-based defined benefit plans where, in accordance with the law or contractual agreements, employees are entitled to bonuses on retirement, depending on their years of service and end of career salary; this essentially relates to bonuses due upon retirement in France, particularly for employees under private-law contracts (909 million euros for Orange SA, equal to 84% of the capital-based plans) and for civil servants (27 million euros, equal to 3% of capital-based plans);

–  other post-employment benefits are also granted to retired employees: these are benefits other than defined-benefit and defined-contribution plans;

–  other long-term benefits may also be granted such as seniority awards, long-term compensated absences and French part-time for seniors plans (TPS) detailed below.

French part-time for seniors plans

The part-time for seniors plans are accessible to civil servants and employees under private contract from the French entities who are eligible for full retirement benefits within 3 to 5 years and who have at least 15 years service within the Group. Eligible employees are those who will retire no later than January 1, 2025.

These plans give employees the opportunity to work 50% or 60% of a full-time job whilst receiving:

–  a base salary between 65% and 80% of full-time employment;

–  the retirement entitlement benefits of full-time employment during the period in question (both the Company’s and the employee’s contributions);

–  a minimum salary level.

These plans last for a period of at least 18 months and no longer than five years.

The beneficiaries may decide to invest part of their base compensation (5%, 10% or 15%) in a Time Savings Account (CET), with an additional Group contribution. The CET allows for a reduction in the amount of time worked.

At December 31, 2020 33,000 employees had signed up for TPS, 26,100 of whom have already passed through it. The number of employees who are or will be participating in the French part-time for seniors plans and thus included in the provision, is estimated approximately at 9,950 employees.

7.2.2  Key assumptions used to calculate the amount of obligations

The assessment of post-employment benefits and other long-term benefits is based on retirement age calculated in accordance with the provisions applicable to each plan and the necessary conditions to ensure entitlement to a full pension, both of which are often subject to legislative changes.

The valuation of the obligation of the French part-time for seniors plans is sensitive to estimates of the potentially eligible population and to the sign-up rate for the plans (estimated at 70% on average), and the trade-offs that the beneficiaries will ultimately make between the different plans proposed.

The discount rates used for the euro zone (which accounts for 86% of Orange’s pension and other long-term employee benefit obligations) are as follows:

	December 31,		December 31,	December 31,
	2020		2019	2018
More than 10 years	0.55% to 0.90%		0.70% to 0.90%	1.70% à 1.85%
Less than 10 years	-0.35% to 0.70	%(1)	-0.33% to 0.70%	-0.20% à 1.30%

(1)	A -0.25% rate has been used to value the obligation regarding the French part-time for seniors plans (-0.25% as at December 31, 2019).

The discount rates used for the euro zone are based on corporate bonds rated AA with a duration equivalent to the duration of the obligations.

The increase in annuities of the Equant plans in the United Kingdom is based on inflation (2.90% used) up to 5%.

The main capital-based defined benefit plan (retirement bonuses for employees under private-law contracts in France) is principally sensitive to employment policy assumptions (Orange has historically had high numbers of staff at retirement age). The estimated increase in the capital of this plan is based on a long-term inflation assumption of 2% associated with the effect of a higher “GVT” (acronym for Wage drift - Seniority - Job-skills).

“Wage drift - Seniority - Job-skills” refers to annual change in total payroll costs independent of general or categorical increases in wages and salaries, due to in-grade promotions, out of grade promotions and the aging of existing staff.

The impacts on pension benefit obligations of changes in key assumptions would be as follows:

(in millions of euros)	Rate increase by 50 points	Rate decrease by 50 points
Discount rates (1)	(111)	123
	Rate decrease by 5%	Rate increase by 5%
Sign-up rates for French part-time for seniors plans (2)	(26)	26

(1)	Includes 7 million euros for the French part-time for seniors plans (short term duration).
(2)	Sensitivity is performed on future entries in French part-time for seniors plans (TPS).

7.2.3  Commitments and plan assets

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)		Other	2020	2019	2018
Total benefit obligations in the opening balance	543	1,003	17	1,233		634	3,430	3,837	3,727
Service cost	1	60	0	32		57	150	146	786
Net interest on the defined benefit liability	6	12	0	(3)		1	17	27	23
Actuarial losses/(gains) arising from changes of assumptions	17	49	—	37		(0)	102	82	(34)
o/w arising from change in discount rate	34	29	—	(0)		1	63	182	(38)
Actuarial losses/(gains) arising from experience	1	(11)	—	(92)	(1)	(1)	(103)	5	78
Benefits paid	(21)	(33)	(1)	(405)		(95)	(555)	(687)	(746)
Translation adjustment and other	(18)	(4)	(0)	0		10	(11)	20	3
Total benefit obligations in the closing balance (a)	529	1,076	17	802		605	3,029	3,430	3,837
o/w benefit obligations in respect of employee benefit plans that are wholly or partly funded	529	20	—	—		—	549	562	507
o/w benefit obligations in respect of employee benefit plans that are wholly unfunded	—	1,056	17	802		605	2,480	2,868	3,330
Weighted average duration of the plans (in years)	13	14	18	2		3	8	9	6

(1)	In 2020, actuarial gains related to experience effects take into account a slowdown in the number of entries into the TPS plans.

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-			time for
	based	Capital-based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Fair value of plan assets in the opening balance	458	0	—	—	—	458	414	409
Net interest on the defined benefit liability	6	0	—	—	—	6	8	7
(Gains)/Losses arising from experience	25	0	—	—	—	25	26	2
Employer contributions	18	—	—	—	—	18	16	16
Benefits paid by the fund	(18)	—	—	—	—	(18)	(19)	(17)
Translation adjustment and other	(16)	—	—	—	—	(16)	13	(3)
Fair value of plan assets in the closing balance (b)	473	1	—	—	—	474	458	414

Funded annuity-based plans represent 18 % of Group social commitments.

The funded annuity-based plans are primarily located in the United Kingdom (63%) and France (36%) and their assets are broken down as follows:

Employee benefits in the statement of financial position correspond to commitments less plan assets. These have not been subject to asset ceiling adjustment for the periods presented.

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Employee benefits in the opening balance	85	1,003	17	1,233	634	2,972	3,423	3,318
Net expense for the period	1	72	1	(26)	57	105	117	889
Employer contributions	(18)	—	—	—	—	(18)	(16)	(16)
Benefits directly paid by the employer	(3)	(33)	(1)	(405)	(95)	(538)	(668)	(729)
Actuarial (gains)/losses generated during the year through other comprehensive income	(7)	38	—	—	—	31	109	(45)
Translation adjustment and other	(2)	(4)	(0)	0	10	4	7	6
Employee benefits in the closing balance - Net unfunded status (a) - (b)	56	1,076	17	802	605	2,556	2,972	3,423
o/w non-current	34	1,031	16	497	596	2,174	2,397	2,722
o/w current	22	45	1	305	9	382	575	701

The following table discloses the net expense:

(in millions of euros)	Post-employment benefits			Long-term benefits
				French part-
	Annuity-	Capital-		time for
	based	based		seniors plans
	plans	plans	Other	(TPS)	Other	2020	2019	2018
Service cost	(1)	(60)	(0)	(32)	(57)	(151)	(146)	(786)
Net interest on the net defined benefit liability	(1)	(12)	(0)	3	(1)	(11)	(19)	(16)
Actuarial gains/(losses)	—	—	—	55	1	57	48	(87)
Total	(1)	(72)	(1)	26	(57)	(105)	(117)	(889)
o/w expenses in operating income	(1)	(60)	(0)	23	(56)	(94)	(98)	(873)
o/w net interest on the net defined liability in finance cost	(1)	(12)	(0)	3	(1)	(11)	(19)	(16)

Accounting policies

Post-employment benefits are granted through:

–  defined contribution plans: the contributions, paid to independent institutions which are in charge of the administrative and financial management thereof, are recognized in the fiscal year during which the services are rendered;

–  defined-benefit plans: the sum of future obligations under these plans are based on actuarial assumptions using the projected unit credit method:

–  their calculation is based on demographic (employee turnover, mortality, gender parity, etc.) and financial assumptions (salary increases, rate of inflation, etc.) defined at the level of each entity concerned;

–  the discount rate is defined by country or geographical area and by reference to market yields on high quality corporate bonds (or government bonds where no active market exists). Its computation is based on external indices commonly used as reference for the Eurozone;

–  actuarial gains and losses on post-employment benefits are fully recorded in other comprehensive income;

–  the Group’s defined benefit plans are generally not financed. In the rare cases where they are, hedging plan assets are set up by employer and employee contributions which are managed by separate legal entities whose investments are subject to fluctuations in the financial markets. These entities are generally administrated by joint committees comprising representatives of the Group and of the beneficiaries. Each committee adopts its own investment strategy which is designed to strike the optimum strategies to match assets and liabilities, based on specific studies performed by external experts. It is generally carried out by fund managers selected by the committees and depends on the market opportunities. Assets are measured at fair value, determined by reference to quoted prices, since they are mostly invested in listed securities (primarily shares and bonds) and the use of other asset categories is limited.

Other long-term benefits may be granted such as seniority awards, long-term compensated absences and French part-time for seniors plan (TPS) agreements. The calculation of the related commitments is based on actuarial assumptions (including demographic, financial and discounting assumptions) similar to those relating to post-employment benefits. The relevant actuarial gains and losses are recognized in profit or loss when they arise.

Termination benefits are subject to provisions (up to the related obligation). For all commitments where termination of employment contracts would trigger payment of an indemnity, actuarial gains and losses are recognized in profit or loss for the period when modifications take place.

7.3    Share-based payment

Free share award plans in force at December 31, 2020

The Board of Directors approved the implementation of free share award plans (Long Term Incentive Plan – LTIP ) reserved for the Executive Committee, Corporate Officers, and Senior Management holding the positions of "Executives" and "Leaders".

Main characteristics

	LTIP 2020 - 2022	LTIP 2019 - 2021	LTIP 2018 - 2020
Implementation date by the Board of Directors	July 29, 2020	July 24, 2019	July 25, 2018
Number of free share units (1)	1.7 million	1.7 million	1.7 million
Estimated number of beneficiaries	1,300	1,200	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2022	December 31, 2021	December 31, 2020
Delivery date of the shares to the beneficiaries	March 31, 2023	March 31, 2022	March 31, 2021

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan will receive a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares.

Condition of continued employment

The allocation of rights to beneficiaries is subject to a condition of continued employment:

	LTIP 2020 - 2022	LTIP 2019 - 2021	LTIP 2018 - 2020
Assessment of the employment continuation	From January 1, 2020	From January 1, 2019	From January 1, 2018
	to December 31, 2022	to December 31, 2021	to December 31, 2020

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries is subject to the achievement of internal and external performance conditions, namely:

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations, assessed (i) annually against the budget for the LTIP 2019-2021 and 2018-2020, and (ii) at the end of the three years of the plan against the objective set by the Board of Directors for the LTIP 2020-2022;

–  the Corporate Social Responsibility (CSR) internal performance condition, half of which relates to the change in the level of CO2 per customer use and half to the Group's renewable electricity rate, assessed at the end of the three years of the plan in relation to the objectives set by the Board of Directors;

–  the Total Shareholder Return (TSR) external performance condition. The performance of the TSR is assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years, and the change in the TSR calculated on the average values of the benchmark Stoxx Europe 600 Telecommunications index or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	LTIP 2020 - 2022	LTIP 2019 - 2021	LTIP 2018 - 2020
Organic cash-flow from telecom activities	40%	50%	50%
Total Shareholder Return (TSR)	40%	50%	50%
Corporate Social Responsability (CSR)	20%	—	—

All performance conditions have been met or are estimated to be met at the end of the three years of the plan, with the exception of the condition relating to organic cash flow from telecom activities for fiscal year 2018 and the condition relating to the TSR of the LTIP 2018 – 2020.

Valuation assumptions

	LTIP 2020 - 2022	LTIP 2019 - 2021	LTIP 2018 - 2020
Measurement date	July 29, 2020	July 24, 2019	July 25, 2018
Vesting date	December 31, 2022	December 31, 2021	December 31, 2020
Price of underlying instrument at measurement date	10.47 euros	13.16 euros	13.98 euros
Price of underlying instrument at closing date	9.73 euros	9.73 euros	9.73 euros
Expected dividends (% of the share price)	6.7%	5.3%	5.0%
Risk free yield	(0.61)%	(0.70)%	(0.33)%
Fair value per share of benefit granted to employees	6.06 euros	7.80 euros	11.23 euros
o/w fair value of internal performance condition	8.58 euros	11.10 euros	11.94 euros
o/w fair value of external performance condition	2.27 euros	4.50 euros	4.50 euros

For the portion of the plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the date of allocation and the expected dividends discounted to December 31, 2020. Fair value also takes into account the likelihood of achievement of the market performance conditions, determined on the basis of a model constructed using the Monte Carlo method. For the portion of the plan issued in cash, at December 31, 2020, fair value was determined based on the market price of Orange shares at the closing date.

Accounting effect

In 2020, an expense of (15) million euros (including social contributions) was recognized with corresponding entries in equity (13 million euros) and in social debts (2 million euros).

In 2019, an expense of (10) million euros (including social contributions) was recognized with corresponding entries in equity (8 million euros) and in social debts (2 million euros).

In 2018, an expense of (3) million euros (including social contributions) was recognized with corresponding entries in equity (3 million euros) and in social debts (0 million euros).

Orange Vision 2020 free share award plan and LTIP 2017 - 2019

In 2017, the Board of Directors approved the implementation of a free share award plan (AGA) reserved for employees, as well as a free share award plan (LTIP) reserved for the Executive Committee, Corporate Officers and Senior Management.

The shares were delivered to the beneficiaries on March 31, 2020, with the exception, for the LTIP 2017-2019, of Corporate Officers for whom delivery took place after the Company's Shareholders' Meeting of May 19, 2020.

Main characteristics

	FSA 2017 - 2019	LTIP 2017 - 2019
Implementation date by the Board of Directors	October 26, 2017	July 26, 2017
Maximum number of free share units (1)	9.2 millions	1.6 million
Number of free share units delivered at delivery date (1)	6.8 millions	1.2 million
Estimated number of beneficiaries (2)	144,000	1,200
Acquisition date of the rights by the beneficiaries	December 31, 2019	December 31, 2019
Delivery date of the shares to the beneficiaries	March 31, 2020	March 31, 2020

(1)	In countries where the regulations, tax codes or labor laws do not permit awards of stock, the beneficiaries of the plan received a cash value based on the exchange-traded price of Orange stock at the delivery date of the shares, on March 31, 2020.
(2)	Present in 87 countries.

Condition of continued employment

The allocation of rights to beneficiaries was subject to a condition of continued employment:

	FSA 2017 - 2019	LTIP 2017 - 2019	LTIP 2017 - 2019
	Employee members	Coporate officers and	"Executives" and
		members of the	"Leaders"
Beneficiaries		Executive Committee
	From September 1, 2017	From January 1, 2017	From July 15, 2017
Assessment of the employment continuation	to December 31, 2019	to December 31, 2019	to December 31, 2019

Performance conditions

Depending on the plans, the allocation of rights to beneficiaries was subject to the achievement of internal and external performance conditions, namely:

–  the adjusted EBITDA internal performance condition, including banking activities;

–  the organic cash flow from telecom activities internal performance condition, as defined in the plan regulations;

–  the Total Shareholder Return (TSR) external performance condition. The performance of the TSR was assessed by comparing the change in the Orange TSR based on the relative performance of the total return for Orange shareholders over the three fiscal years, and the change in the TSR calculated on the average values of the benchmark Stoxx Europe 600 Telecommunications index or any other index having the same purpose and replacing it during the term of the plan.

Rights subject to the achievement of performance conditions (as a % of the total entitlement):

	FSA 2017 - 2019	LTIP 2017 - 2019
Adjusted EBITDA includng banking activities	50%	—
Organic cash-flow from telecom activities	50%	50%
Total Shareholder Return (TSR)	—	50%

Performance was assessed for the years 2017, 2018 and 2019 in relation to the budget for each of these three years, as approved in advance by the Board of Directors. All performance conditions were met except for the condition relating to organic cash flow from telecom activities for fiscal year 2018.

Hypothèses de valorisation

	FSA 2017 - 2019	LTIP 2017 - 2019
Measurement date	October 26, 2017	July 26, 2017
Vesting date	December 31, 2019	December 31, 2019
Price of underlying instrument at measurement date	13.74 euros	14.33 euros
Price of underlying instrument at vesting date	13.12 euros	13.12 euros
Price of underlying instrument at delivery date	11.14 euros	11.14 euros
Expected dividends (% of the share price)	4.5%	4.5%
Risk free yield	(0.45)%	(0.32)%
Fair value per share of benefit granted to employees	12.45 euros	9.55 euros
o/w fair value of internal performance condition	12.45 euros	12.81 euros
o/w fair value of external performance condition	—	6.29 euros

For the portion of the free share award plan issued in the form of shares, fair value was determined based on the market price of Orange shares on the date of award and the expected dividends discounted to December 31, 2019. The fair value also took into account the likelihood of achieving the market performance condition, determined on the basis of a model constructed using the Monte Carlo method. For that part of the plans remitted in the form of cash, the fair value was determined on the basis of the Orange share price at March 31, 2020.

Accounting effect

The cost of the plans including social security contributions is presented below:

(in millions of euros)	2020	2019	2018	2017
FSA 2017 - 2019 (1)	6	(53)	(52)	(11)
LTIP 2017 - 2019 (2)	1	(6)	(6)	(3)

(1)	With corresponding entries in equity for 87 million euros and in employee-related payables for 23 million euros settled on delivery of the shares in 2020.
(2)	With corresponding entries in equity for 12 million euros and in employee-related payables for 2 million euros settled on delivery of the shares in 2020.

Other plans

The other share-based compensation and similar plans implemented in the Orange group are not material at Group level.

Accounting policies

Employee share-based compensation: the fair value of stock options and bonus shares is determined by reference to the exercise price, the life of the option, the current price of the underlying shares at the grant date, the expected share price volatility, expected dividends, and the risk-free interest rate over the option’s life. Vesting conditions other than market conditions are not part of the fair value assessment, but are part of the grant assumptions (employee turnover, probability of achieving performance criteria).

The determined amount is recognized in labor expenses on a straight-line basis over the vesting period, with as counterparty:

–  employee benefit liabilities for cash-settled plans, re-measured against profit or loss at each year-end; and

–  equity for equity-settled plans.

7.4    Executive compensation

The following table shows the compensation booked by Orange SA and its controlled companies to persons who were members of Orange SA’s Board of Directors or Executive Committee at any time during the year or at the end of the year.

(in millions of euros)	December 31,	December 31,	December 31,
	2020(4)	2019	2018
Short-term benefits excluding employer social security contributions (1)	(16)	(13)	(15)
Short-term benefits: employer’s social security contributions	(5)	(4)	(5)
Post-employment benefits (2)	(0)	(0)	(0)
Share-based compensation (3)	(2)	(2)	(1)

(1)	Includes all compensation: gross salaries including the variable component, bonuses, attendance fees and benefits in kind, incentive scheme and profit-sharing, cash settled Long Term Incentive Plan (LTIP) in 2020 and 2018.
(2)	Service cost.
(3)	Includes employee shareholding plans and shares settled Long Term Incentive Plan (LTIP).
(4)	In 2020, an amount of (2) million euros relating to termination benefits was paid. These termination benefits are not presented in the compensation table above.

The total amount of retirement benefits (contractual retirement bonuses and defined-benefit supplementary pension plan) provided in respect of persons who were members of the Board of Directors or Executive Committee at the end of the year was 4 million euros (6 million euros in 2019 and 6 million euros in 2018).

Executive Committee members’ contracts include a clause providing for a contractual termination settlement not exceeding 15 months of their total gross annual compensation (including the contractual termination benefit). Stéphane Richard, Chairman and Chief Executive Officer, has no employment contract, and the employment contracts of Deputy CEOs were suspended on the date of their appointment as corporate officers. These employment contracts may be reinstated at the end of their terms of office, with recovery of rights.

Orange has not acquired any other goods or services from persons who are or were at any time during the year or at the end of the fiscal year, members of the Board of Directors or Executive Committee of Orange SA (or any parties related thereto).